Gross Carrying Amount, Accumulated Amortization and Net Book Value of Land Use Right (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Other Intangible Assets [Line Items]
Land use right	$ 14,067,486	85,160,343	85,160,349
Less: accumulated amortization	(2,141,853)	(12,966,137)	(11,045,234)
Net book value	$ 11,925,633	72,194,206	74,115,115